UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22496

American Funds Global Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Laurie D. Neat

American Funds Global Balanced Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Global Balanced FundSM

Investment portfolio

January 31, 2018

unaudited

Common stocks 60.26% Financials 9.51%	Shares	Value (000)
Zurich Insurance Group AG	533,125	$175,217
UBS Group AG	8,116,627	164,818
Banco Santander, SA	22,029,957	163,643
HDFC Bank Ltd.1	3,566,020	116,890
JPMorgan Chase & Co.	986,060	114,057
Prudential PLC	4,084,495	110,536
HSBC Holdings PLC (HKD denominated)	8,294,324	89,277
BNP Paribas SA	982,800	81,265
Société Générale	1,115,000	64,863
Lloyds Banking Group PLC	60,501,000	59,711
Royal Bank of Canada	670,000	57,369
Barclays PLC	17,436,861	49,501
Sampo Oyj, Class A	747,000	43,376
ABN AMRO Group NV, depository receipts	1,280,000	43,369
Grupo Financiero Galicia SA, Class B (ADR)	532,726	37,184
KB Financial Group Inc.	575,000	36,239
Principal Financial Group, Inc.	488,500	33,023
AIA Group Ltd.	3,775,200	32,334
Siam Commercial Bank PCL, foreign registered	4,277,100	21,508
CME Group Inc., Class A	137,000	21,027
DBS Group Holdings Ltd	460,595	9,269
Hana Financial Group Inc.	44,400	2,166
		1,526,642
Health care 7.24%
AbbVie Inc.	2,192,600	246,054
Novartis AG	2,081,950	188,343
Abbott Laboratories	2,296,879	142,774
Amgen Inc.	655,446	121,946
Stryker Corp.	560,150	92,077
Thermo Fisher Scientific Inc.	353,800	79,290
GlaxoSmithKline PLC	3,920,100	73,493
UnitedHealth Group Inc.	260,000	61,563
Hologic, Inc.2	943,000	40,266
ConvaTec Group PLC	12,984,040	37,276
Teva Pharmaceutical Industries Ltd. (ADR)	1,478,500	30,176
Gilead Sciences, Inc.	295,300	24,746
Medtronic PLC	184,000	15,804
Grifols, SA, Class A, non-registered shares	235,172	7,565
Grifols, SA, Class B, preferred nonvoting, non-registered shares	19,228	474
		1,161,847
Energy 7.07%
Royal Dutch Shell PLC, Class B	3,499,400	124,017
Royal Dutch Shell PLC, Class A	3,318,207	116,017
Canadian Natural Resources, Ltd.	4,792,000	163,590
TOTAL SA	2,178,273	126,121

American Funds Global Balanced Fund — Page 1 of 18

unaudited

Common stocks Energy (continued)	Shares	Value (000)
BP PLC	17,491,351	$124,449
Enbridge Inc. (CAD denominated)	2,630,076	96,287
Enbridge Inc. (CAD denominated)1,3	758,336	27,207
Halliburton Co.	1,500,000	80,550
Eni SpA	2,800,000	50,358
TransCanada Corp.	1,081,995	49,816
Williams Companies, Inc.	1,320,000	41,435
Schlumberger Ltd.	520,000	38,262
Exxon Mobil Corp.	371,500	32,432
Golar LNG Ltd.	1,103,000	30,101
Denbury Resources Inc.2	10,587,000	25,726
Chesapeake Energy Corp.2	2,750,000	9,625
		1,135,993
Information technology 6.94%
Alphabet Inc., Class A2	78,875	93,248
Alphabet Inc., Class C2	75,506	88,337
Intel Corp.	3,280,500	157,923
Alibaba Group Holding Ltd. (ADR)2	765,100	156,302
Tencent Holdings Ltd.	1,865,800	110,574
Microsoft Corp.	1,087,000	103,276
Taiwan Semiconductor Manufacturing Co., Ltd.	10,640,000	93,092
Samsung Electronics Co., Ltd.	36,609	85,536
Broadcom Ltd.	288,700	71,606
Accenture PLC, Class A	295,000	47,407
ASML Holding NV	187,000	37,890
Tokyo Electron Ltd.	200,000	37,483
Western Union Co.	1,530,000	31,809
		1,114,483
Consumer staples 5.73%
Imperial Brands PLC	5,717,600	235,304
Philip Morris International Inc.	1,647,459	176,657
Nestlé SA	1,225,900	105,922
Altria Group, Inc.	1,304,700	91,773
Pernod Ricard SA	551,000	87,769
Thai Beverage PCL	108,081,677	75,800
Kirin Holdings Co., Ltd.	1,904,500	47,469
Meiji Holdings Co., Ltd.	418,500	35,000
Coca-Cola Co.	700,000	33,313
British American Tobacco PLC (ADR)	454,516	30,952
		919,959
Consumer discretionary 5.14%
Netflix, Inc.2	657,550	177,736
Hyundai Motor Co.	804,975	122,120
Paddy Power Betfair PLC	621,095	72,023
LVMH Moët Hennessy-Louis Vuitton SE	219,500	68,839
Amazon.com, Inc.2	43,025	62,424
Ctrip.com International, Ltd. (ADR)2	1,325,000	61,983
Twenty-First Century Fox, Inc., Class A	1,421,500	52,453
Galaxy Entertainment Group Ltd.	5,244,000	46,456
Harley-Davidson, Inc.	784,459	38,015
Kering SA	67,533	34,192
ITV PLC	13,375,000	31,714

American Funds Global Balanced Fund — Page 2 of 18

unaudited

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Hyundai Mobis Co., Ltd.	66,425	$15,396
ProSiebenSat.1 Media SE	361,000	13,800
Viacom Inc., Class B	316,000	10,561
Daily Mail and General Trust PLC, Class A, nonvoting	1,025,091	9,279
Greene King PLC	1,144,000	8,479
		825,470
Industrials 4.07%
General Dynamics Corp.	566,300	125,990
BAE Systems PLC	10,112,300	85,286
Boeing Co.	210,000	74,418
Komatsu Ltd.	1,917,800	74,397
General Electric Co.	2,345,000	37,919
Eiffage SA	308,000	37,345
Union Pacific Corp.	276,000	36,846
China Merchants Port Holdings Co. Ltd.	13,567,267	35,901
Nielsen Holdings PLC	769,598	28,791
ASSA ABLOY AB, Class B	1,108,000	24,537
Alliance Global Group, Inc.2	70,204,800	20,993
Airbus SE, non-registered shares	148,000	16,997
Capita PLC	6,033,883	15,635
Industries Qatar QSC	503,000	15,141
United Technologies Corp.	104,300	14,394
Airports of Thailand PCL, foreign registered	3,861,000	8,629
		653,219
Utilities 4.03%
ENGIE SA	7,177,259	124,575
ENGIE SA, bonus shares1	2,245,759	38,979
Iberdrola, SA, non-registered shares	18,893,300	153,831
Iberdrola, SA, non-registered shares1,2	410,723	3,344
National Grid PLC	5,245,340	59,931
Exelon Corp.	1,325,000	51,026
SSE PLC	2,429,990	45,008
CK Infrastructure Holdings Ltd.	4,119,000	36,674
China Resources Gas Group Ltd.	10,932,000	35,985
EDP - Energias de Portugal, SA	9,561,000	33,582
Red Eléctrica de Corporación, SA	1,181,800	25,046
Dominion Energy, Inc.	273,200	20,883
Glow Energy PCL, foreign registered	6,672,000	18,161
		647,025
Telecommunication services 3.43%
Verizon Communications Inc.	3,613,055	195,358
Nippon Telegraph and Telephone Corp.	1,691,000	80,407
LG Uplus Corp.	4,313,158	57,759
BCE Inc.	1,205,000	56,351
BT Group PLC	14,445,200	52,393
SoftBank Group Corp.	490,000	40,306
Intouch Holdings PCL, foreign registered	12,790,000	23,481
Intouch Holdings PCL, nonvoting depository receipts	7,620,000	13,989
TELUS Corp.	811,570	30,572
		550,616

American Funds Global Balanced Fund — Page 3 of 18

unaudited

Common stocks Materials 1.72%	Shares	Value (000)
Rio Tinto PLC	2,983,200	$166,124
Vale SA, ordinary nominative (ADR)	5,760,435	75,404
Norsk Hydro ASA	4,038,232	29,440
Akzo Nobel NV	63,900	5,983
		276,951
Real estate 0.51%
American Campus Communities, Inc. REIT	626,200	24,084
Crown Castle International Corp. REIT	188,000	21,201
Link REIT	1,662,600	14,707
Lamar Advertising Co. REIT, Class A	194,200	13,982
CK Asset Holdings Ltd.	826,500	7,887
		81,861
Miscellaneous 4.87%
Other common stocks in initial period of acquisition		781,288
Total common stocks (cost: $7,777,915,000)		9,675,354
Preferred securities 0.07% Financials 0.07%
Fannie Mae, Series S, 8.25% noncumulative2	528,625	4,234
Fannie Mae, Series T, 8.25% noncumulative2	167,000	1,268
Fannie Mae, Series R, 7.625% noncumulative2	104,000	710
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative2	570,650	4,565
Total preferred securities (cost: $6,858,000)		10,777
Rights & warrants 0.00% Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		874
Total rights & warrants (cost: $0)		874
Convertible stocks 0.13% Energy 0.10%
Kinder Morgan Inc., Series A, depository share, 9.75% convertible preferred 2018	427,000	15,718
Utilities 0.03%
Dominion Energy, Inc., Series A units, 6.75% convertible preferred 2019	86,600	4,371
Total convertible stocks (cost: $19,671,000)		20,089
Bonds, notes & other debt instruments 32.94% Bonds & notes of governments & government agencies outside the U.S. 15.40%	Principal amount (000)
Abu Dhabi (Emirate of) 2.50% 20223	$11,100	10,810
Abu Dhabi (Emirate of) 3.125% 20273	7,100	6,824
Australia (Commonwealth of), Series 124, 5.75% 2021	A$39,500	35,383
Australia (Commonwealth of), Series 128, 5.75% 2022	28,350	26,132
Australia (Commonwealth of), Series 133, 5.50% 2023	20,000	18,522
Australia (Commonwealth of), Series 136, 4.75% 2027	4,300	4,020

American Funds Global Balanced Fund — Page 4 of 18

unaudited

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Belgium (Kingdom of), Series 77, 1.00% 2026	€19,590	$24,919
Belgium (Kingdom of), Series 85, 0.80% 2028	17,000	20,755
Brazil (Federative Republic of) 0% 2021	BRL87,000	20,403
Canada 1.00% 2022	C$13,000	10,076
Canada 2.25% 2025	66,150	53,786
Chile (Banco Central de) 4.50% 2021	CLP18,250,000	31,148
Chile (Republic of) 3.86% 2047	$2,100	2,111
Czech Republic 0.45% 2023	CZK137,500	6,451
European Investment Bank 2.25% 2022	$19,076	18,775
French Republic O.A.T. 1.85% 20274	€12,269	18,970
French Republic O.A.T. 2.00% 2048	4,000	5,235
Germany (Federal Republic of) 1.75% 20204	6,929	9,205
Germany (Federal Republic of) 0.10% 20234	2,007	2,651
Germany (Federal Republic of) 0.10% 20264	41,896	56,314
Germany (Federal Republic of) 2.50% 2046	18,250	29,319
Germany (Federal Republic of) 1.25% 2048	9,850	12,007
India (Republic of) 7.28% 2019	INR575,100	9,119
India (Republic of) 7.80% 2021	1,101,800	17,690
India (Republic of) 7.68% 2023	1,655,000	26,303
India (Republic of) 8.83% 2023	407,200	6,807
India (Republic of) 6.97% 2026	3,861,100	58,571
India (Republic of) 8.60% 2028	455,000	7,611
India (Republic of) 7.59% 2029	280,000	4,345
Indonesia (Republic of) 4.875% 2021	$9,100	9,647
Indonesia (Republic of) 4.875% 20213	1,500	1,590
Indonesia (Republic of) 3.75% 2022	4,895	5,015
Indonesia (Republic of) 3.375% 2023	640	643
Indonesia (Republic of) 4.75% 2026	4,800	5,158
Indonesia (Republic of) 3.85% 20273	10,000	10,177
Ireland (Republic of) 3.90% 2023	€11,430	16,836
Ireland (Republic of) 0.90% 2028	16,150	19,607
Ireland (Republic of) 2.00% 2045	5,700	7,384
Israel (State of) 2.00% 2027	ILS41,410	12,388
Israel (State of) 5.50% 2042	61,800	27,180
Italy (Republic of) 0.90% 2022	€46,000	57,549
Italy (Republic of) 1.45% 2022	37,225	47,676
Italy (Republic of) 0.95% 2023	23,000	28,594
Italy (Republic of) 4.75% 2023	2,600	3,875
Italy (Republic of) 4.50% 2024	5,100	7,540
Italy (Republic of) 1.50% 2025	24,200	29,873
Japan, Series 128, 0.10% 2021	¥735,000	6,776
Japan, Series 315, 1.20% 2021	2,580,000	24,672
Japan, Series 134, 0.10% 2022	1,105,000	10,212
Japan, Series 326, 0.70% 2022	120,000	1,141
Japan, Series 17, 0.10% 20234	244,165	2,336
Japan, Series 19, 0.10% 20244	1,467,300	14,117
Japan, Series 18, 0.10% 20244	702,440	6,736
Japan, Series 337, 0.30% 2024	4,955,000	46,373
Japan, Series 336, 0.50% 2024	1,125,000	10,671
Japan, Series 20, 0.10% 20254	659,585	6,349
Japan, Series 340, 0.40% 2025	2,790,000	26,313
Japan, Series 344, 0.10% 2026	5,750,000	52,920
Japan, Series 21, 0.10% 20264	1,307,709	12,647
Japan, Series 346, 0.10% 2027	10,950,000	100,678
Japan, Series 116, 2.20% 2030	829,000	9,429

American Funds Global Balanced Fund — Page 5 of 18

unaudited

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Japan, Series 145, 1.70% 2033	¥5,160,000	$56,795
Japan, Series 150, 1.40% 2034	660,000	6,997
Japan, Series 21, 2.30% 2035	1,360,000	16,296
Japan, Series 36, 2.00% 2042	200,000	2,362
Japan, Series 42, 1.70% 2044	1,115,000	12,546
Japan, Series 53, 0.60% 2046	450,000	3,924
KfW 2.125% 2022	$9,743	9,552
Kuwait (State of) 2.75% 20223	7,300	7,209
Lithuania (Republic of) 7.375% 2020	2,900	3,172
Lithuania (Republic of) 6.625% 20223	1,000	1,142
Maharashtra (State of) 8.12% 2025	INR269,020	4,284
Malaysia (Federation of), Series 0511, 3.58% 2018	MYR11,220	2,885
Malaysia (Federation of), Series 0515, 3.759% 2019	35,950	9,262
Malaysia (Federation of), Series 0315, 3.659% 2020	2,221	573
Malaysia (Federation of), Series 0314, 4.048% 2021	13,400	3,489
Malaysia (Federation of), Series 0111, 4.16% 2021	60,700	15,892
Malaysia (Federation of), Series 0215, 3.795% 2022	16,000	4,113
Malaysia (Federation of), Series 0116, 3.80% 2023	89,950	22,989
Malaysia (Federation of), Series 0115, 3.955% 2025	98,300	25,147
Malaysia (Federation of), Series 0316, 3.90% 2026	93,200	23,720
Malaysia (Federation of), Series 0311, 4.392% 2026	27,400	7,168
Malaysia (Federation of), Series 0310, 4.498% 2030	49,650	12,895
Morocco (Kingdom of) 4.25% 2022	$5,700	5,945
Morocco (Kingdom of) 4.25% 20223	500	521
Morocco (Kingdom of) 5.50% 2042	3,500	3,976
National Highways Authority of India 7.17% 2021	INR480,000	7,450
National Highways Authority of India 7.27% 2022	100,000	1,551
Norway (Kingdom of) 3.75% 2021	NKr416,000	58,649
Panama (Republic of) 4.50% 20475	$9,000	9,563
Peru (Republic of) 5.625% 2050	375	473
Poland (Republic of) 3.25% 2026	7,700	7,763
Poland (Republic of), Series 1020, 5.25% 2020	PLN148,700	48,356
Poland (Republic of), Series 0421, 2.00% 2021	24,900	7,417
Poland (Republic of), Series 1021, 5.75% 2021	194,200	65,132
Poland (Republic of), Series 0922, 5.75% 2022	54,490	18,510
Poland (Republic of), Series 1023, 4.00% 2023	89,600	28,332
Poland (Republic of), Series 0725, 3.25% 2025	123,600	37,083
Poland (Republic of), Series 0726, 2.50% 2026	103,460	29,063
Portuguese Republic 2.875% 2025	€35,950	49,391
Portuguese Republic 2.875% 2026	37,250	50,948
Portuguese Republic 4.125% 2027	9,358	13,954
Portuguese Republic 2.125% 2028	2,940	3,714
Portuguese Republic 3.875% 2030	41,700	60,935
Qatar (State of) 5.25% 2020	$1,300	1,358
Qatar (State of) 4.50% 20223	1,000	1,040
Quebec (Province of) 2.375% 2022	4,142	4,071
Romania 3.25% 2021	RON24,000	6,370
Russian Federation 7.00% 2023	RUB1,015,870	18,211
Russian Federation 7.00% 2023	190,900	3,424
Saudi Arabia (Kingdom of) 2.375% 20213	$1,650	1,602
Saudi Arabia (Kingdom of) 2.894% 20223	3,800	3,751
Saudi Arabia (Kingdom of) 3.628% 20273	3,800	3,777
Saudi Arabia (Kingdom of) 3.625% 20283	8,235	8,062
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR59,300	5,013
South Africa (Republic of), Series R-214, 6.50% 2041	345,250	20,966

American Funds Global Balanced Fund — Page 6 of 18

unaudited

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
South Korea (Republic of), Series 2209, 2.00% 2022	KRW44,300,000	$40,500
South Korea (Republic of), Series 2712, 2.375% 2027	15,600,000	14,134
Spain (Kingdom of) 2.75% 2024	€17,325	24,231
Spain (Kingdom of) 3.80% 2024	11,750	17,309
Spain (Kingdom of) 1.30% 2026	9,800	12,229
Spain (Kingdom of) 1.95% 2026	4,250	5,596
Spain (Kingdom of) 1.40% 2028	11,360	13,960
Sweden (Kingdom of) 1.125% 20193	$6,800	6,673
Thailand (Kingdom of) 1.49% 2019	THB655,000	20,926
Thailand (Kingdom of) 1.875% 2022	684,900	22,008
Thailand (Kingdom of) 3.85% 2025	283,400	10,118
Thailand (Kingdom of) 2.125% 2026	203,000	6,363
United Kingdom 4.75% 2020	£25	39
United Kingdom 4.25% 2027	10,640	18,914
United Kingdom 3.25% 2044	8,500	15,235
United Kingdom 3.50% 2045	7,300	13,705
United Mexican States 4.00% 20404	MXN96,184	5,393
United Mexican States 4.35% 2047	$4,250	4,042
United Mexican States, Series M, 8.00% 2020	MXN146,000	7,935
United Mexican States, Series M, 6.50% 2021	873,500	45,564
United Mexican States, Series M, 6.50% 2022	726,800	37,619
United Mexican States, Series M20, 10.00% 2024	362,200	22,055
United Mexican States, Series M, 5.75% 2026	1,445,000	69,155
United Mexican States, Series M30, 10.00% 2036	96,000	6,303
Uruguay (Oriental Republic of) 9.875% 2022	UYU146,360	5,358
Uruguay (Oriental Republic of) 8.50% 2028	324,512	11,201
		2,471,712
U.S. Treasury bonds & notes 9.61% U.S. Treasury 6.91%
U.S. Treasury 3.50% 2018	$3,250	3,253
U.S. Treasury 1.125% 2019	108,500	107,529
U.S. Treasury 1.625% 2019	14,050	13,969
U.S. Treasury 1.625% 2019	4,000	3,974
U.S. Treasury 1.75% 2019	16,900	16,807
U.S. Treasury 1.125% 2020	5,200	5,084
U.S. Treasury 1.375% 2020	34,800	34,141
U.S. Treasury 1.75% 2020	28,600	28,160
U.S. Treasury 2.125% 2020	5,900	5,882
U.S. Treasury 1.25% 20216	75,300	72,808
U.S. Treasury 1.75% 2021	34,400	33,559
U.S. Treasury 2.00% 2021	13,150	12,973
U.S. Treasury 2.125% 2021	49,555	49,067
U.S. Treasury 2.125% 2021	12,700	12,599
U.S. Treasury 1.75% 2022	176,135	170,747
U.S. Treasury 1.875% 2022	170,147	165,415
U.S. Treasury 1.875% 2022	54,700	53,525
U.S. Treasury 1.875% 2022	42,900	41,774
U.S. Treasury 1.875% 2022	10,000	9,777
U.S. Treasury 2.00% 2022	12,000	11,724
U.S. Treasury 2.00% 2024	35,000	33,735
U.S. Treasury 2.125% 2024	37,600	36,393
U.S. Treasury 2.25% 2024	9,100	8,869
U.S. Treasury 2.50% 2024	18,750	18,609
U.S. Treasury 2.125% 2025	20,240	19,499

American Funds Global Balanced Fund — Page 7 of 18

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.00% 2026	$15,700	$14,820
U.S. Treasury 2.25% 2027	31,900	30,617
U.S. Treasury 2.25% 2027	28,960	27,873
U.S. Treasury 2.375% 2027	48,600	47,224
U.S. Treasury 3.625% 2044	16,445	18,525
		1,108,931
U.S. Treasury inflation-protected securities 2.70%
U.S. Treasury Inflation-Protected Security 0.125% 20214	33,096	32,805
U.S. Treasury Inflation-Protected Security 0.125% 20224	3,593	3,560
U.S. Treasury Inflation-Protected Security 0.375% 20234	11,394	11,374
U.S. Treasury Inflation-Protected Security 0.125% 20244	109,026	106,750
U.S. Treasury Inflation-Protected Security 0.625% 20244	59,222	59,727
U.S. Treasury Inflation-Protected Security 0.25% 20254	82,982	81,366
U.S. Treasury Inflation-Protected Security 0.375% 20254	9,284	9,195
U.S. Treasury Inflation-Protected Security 2.375% 20254	2,683	3,022
U.S. Treasury Inflation-Protected Security 0.625% 20264	22,216	22,296
U.S. Treasury Inflation-Protected Security 0.375% 20274	70,561	69,188
U.S. Treasury Inflation-Protected Security 0.375% 20274	25,381	24,930
U.S. Treasury Inflation-Protected Security 1.375% 20444	8,256	9,416
		433,629
Total U.S. Treasury bonds & notes		1,542,560
Corporate bonds & notes 6.84% Financials 1.52%
ACE INA Holdings Inc. 2.875% 2022	645	645
ACE INA Holdings Inc. 3.35% 2026	645	646
ACE INA Holdings Inc. 4.35% 2045	1,120	1,232
Allianz SE, 4.75% 2049	€9,000	13,136
Aviva PLC, subordinated 6.875% 2058	£2,250	4,442
AXA SA, junior subordinated 5.453% 2049	5,625	9,238
Banco de Crédito del Perú 5.375% 20203	$125	133
Banco del Estado de Chile 2.668% 20213	2,250	2,246
Banco Nacional de Comercio Exterior SNC 3.80% 20263	1,550	1,552
Bank of America Corp. 3.50% 2026	2,000	2,016
Bank of America Corp. 3.419% 20283	7,402	7,296
Barclays Bank PLC 6.00% 2021	€1,400	2,009
Barclays Bank PLC 10.00% 2021	£3,700	6,531
Barclays Bank PLC 6.625% 2022	€725	1,106
Barclays Bank PLC 3.65% 2025	$2,150	2,124
Berkshire Hathaway Inc. 3.00% 2022	1,775	1,796
BPCE SA group 5.70% 20233	7,625	8,363
CaixaBank, SA 5.00% 2023	€2,800	3,607
Citigroup Inc. 2.50% 2018	$890	892
Citigroup Inc. 3.20% 2026	6,329	6,179
Crédit Agricole SA 4.375% 20253	3,350	3,442
Credit Suisse Group AG 3.00% 2021	3,450	3,468
Goldman Sachs Group, Inc. 2.55% 2019	670	669
Goldman Sachs Group, Inc. 2.875% 2021	4,000	4,000
Goldman Sachs Group, Inc. 5.25% 2021	900	967
Goldman Sachs Group, Inc. 2.905% 2023	6,000	5,893
Goldman Sachs Group, Inc. 3.20% 2023	3,150	3,141
Goldman Sachs Group, Inc. 3.50% 2025	10,205	10,200

American Funds Global Balanced Fund — Page 8 of 18

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 3.75% 2026	$1,000	$1,011
Goldman Sachs Group, Inc. 4.75% 2045	2,835	3,191
HSBC Holdings PLC 4.125% 20203	560	580
HSBC Holdings PLC 2.95% 2021	570	571
HSBC Holdings PLC 4.00% 2022	1,400	1,452
HSBC Holdings PLC 3.375% 2024	€3,450	4,417
HSBC Holdings PLC 3.90% 2026	$5,865	5,989
HSBC Holdings PLC 4.30% 2026	4,670	4,906
Intesa Sanpaolo SpA 6.625% 2023	€6,500	10,180
Intesa Sanpaolo SpA 5.017% 20243	$22,425	22,923
JPMorgan Chase & Co. 2.55% 2021	11,921	11,860
JPMorgan Chase & Co. 3.25% 2022	1,850	1,869
JPMorgan Chase & Co. 2.70% 2023	4,225	4,146
Lloyds Banking Group PLC 6.50% 2020	€4,940	6,967
Lloyds Banking Group PLC 7.625% 2025	£1,225	2,308
Morgan Stanley 3.125% 2026	$3,175	3,079
Morgan Stanley 3.875% 2026	2,705	2,767
NN Group NV, 4.625% 2044	€2,000	2,889
NN Group NV, 4.50% 2049	5,050	7,117
PNC Financial Services Group, Inc. 2.854% 2022	$2,000	1,983
Rabobank Nederland 3.875% 2023	€2,400	3,449
Rabobank Nederland 4.625% 2023	$3,750	3,976
Skandinaviska Enskilda Banken AB 2.80% 2022	12,500	12,458
UniCredit SPA 3.75% 20223	5,000	5,058
UniCredit SPA 4.625% 20273	7,250	7,582
Wells Fargo & Co. 3.584% 2028	5,210	5,239
		244,936
Health care 1.14%
Abbott Laboratories 3.75% 2026	4,000	4,043
AbbVie Inc. 2.50% 2020	7,400	7,378
AbbVie Inc. 3.60% 2025	1,400	1,414
AbbVie Inc. 3.20% 2026	7,952	7,768
AbbVie Inc. 4.50% 2035	535	577
Aetna Inc. 2.80% 2023	395	386
Allergan PLC 3.00% 2020	1,870	1,878
Allergan PLC 3.80% 2025	19,330	19,438
Allergan PLC 4.55% 2035	3,290	3,448
Allergan PLC 4.75% 2045	1,005	1,065
Amgen Inc. 1.85% 2021	770	746
Amgen Inc. 2.25% 2023	9,850	9,417
Baxalta Inc. 4.00% 2025	3,185	3,242
Becton, Dickinson and Co. 2.675% 2019	4,356	4,354
Becton, Dickinson and Co. 2.894% 2022	2,545	2,505
Becton, Dickinson and Co. 3.734% 2024	1,178	1,182
Becton, Dickinson and Co. 3.70% 2027	2,895	2,860
EMD Finance LLC 3.25% 20253	6,100	6,068
Medtronic, Inc. 3.50% 2025	8,000	8,156
Roche Holdings, Inc. 3.35% 20243	17,400	17,703
Shire PLC 2.40% 2021	6,350	6,206
Shire PLC 2.875% 2023	985	957
Shire PLC 3.20% 2026	905	869
Teva Pharmaceutical Finance Company BV 3.15% 2026	57,272	47,831
Teva Pharmaceutical Finance Company BV 4.10% 2046	7,700	5,885

American Funds Global Balanced Fund — Page 9 of 18

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Valeant Pharmaceuticals International, Inc. 6.375% 20203	$11,687	$11,775
Valeant Pharmaceuticals International, Inc. 6.125% 20253	7,454	6,701
		183,852
Energy 1.14%
Chevron Corp. 1.961% 2020	5,175	5,131
Chevron Corp. 2.498% 2022	9,180	9,093
Chevron Corp. 2.954% 2026	3,225	3,161
Ecopetrol SA 5.875% 2045	1,160	1,228
Enbridge Energy Partners, LP 5.875% 2025	1,845	2,083
Enbridge Energy Partners, LP 7.375% 2045	5,035	6,925
Enbridge Inc. 4.25% 2026	2,685	2,772
Enbridge Inc. 3.70% 2027	2,083	2,059
Energy Transfer Partners, LP 4.00% 2027	3,067	3,007
Energy Transfer Partners, LP 4.20% 2027	610	606
Genel Energy Finance 2 Limited 10.00% 20223	995	1,006
Halliburton Co. 3.80% 2025	4,210	4,315
Kinder Morgan Energy Partners, LP 3.50% 2021	850	862
Kinder Morgan Energy Partners, LP 4.15% 2024	1,300	1,337
Kinder Morgan Energy Partners, LP 5.00% 2043	1,980	2,044
Kinder Morgan Energy Partners, LP 5.50% 2044	4,175	4,543
Kinder Morgan, Inc. 4.30% 2025	24,680	25,599
Kinder Morgan, Inc. 5.55% 2045	6,894	7,633
Petróleos Mexicanos 6.875% 2026	6,715	7,628
Petróleos Mexicanos 6.50% 20273	3,975	4,348
Petróleos Mexicanos 5.50% 2044	1,825	1,682
Petróleos Mexicanos 5.625% 2046	7,755	7,154
Petróleos Mexicanos 6.75% 2047	3,642	3,824
Phillips 66 Partners LP 4.68% 2045	220	226
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20193,5	54	53
Schlumberger BV 4.00% 20253	3,080	3,203
Statoil ASA 3.25% 2024	4,100	4,148
Statoil ASA 3.70% 2024	1,475	1,531
TransCanada Corp. 6.50% 2018	125	128
TransCanada Corp. 5.875% 2076	18,000	19,647
TransCanada PipeLines Ltd. 7.125% 2019	125	131
Transocean Inc. 5.80% 2022	5,100	5,176
Transportadora de Gas Peru SA 4.25% 20283,5	1,700	1,751
Tullow Oil PLC 6.00% 2020	4,240	4,293
Tullow Oil PLC 6.25% 2022	5,000	5,150
Williams Partners LP 5.25% 2020	150	158
Williams Partners LP 4.50% 2023	1,500	1,571
Williams Partners LP 4.30% 2024	4,550	4,747
Williams Partners LP 3.90% 2025	945	958
Williams Partners LP 4.00% 2025	21,448	21,840
		182,751
Utilities 0.69%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 20233	4,800	4,838
Berkshire Hathaway Energy Co. 3.50% 2025	4,200	4,280
CMS Energy Corp. 3.60% 2025	4,850	4,875
Colbun SA 3.95% 20273	6,330	6,294
Dubai Electricity & Water Authority 7.375% 2020	750	835
Duke Energy Corp. 3.75% 2024	3,950	4,058

American Funds Global Balanced Fund — Page 10 of 18

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Duke Energy Corp. 2.65% 2026	$4,700	$4,387
E.ON International Finance BV 5.80% 20183	1,325	1,337
Electricité de France SA 6.00% 2114	£500	1,035
Enel Finance International SA 2.75% 20233	$10,800	10,504
Enel Finance International SA 3.625% 20273	6,375	6,248
Enel Finance International SA 3.50% 20283	3,800	3,667
Enersis Américas SA 4.00% 2026	4,690	4,747
Exelon Corp. 3.497% 2022	1,350	1,361
Exelon Corp. 3.40% 2026	4,390	4,345
FirstEnergy Corp. 3.90% 2027	6,510	6,589
FirstEnergy Corp. 3.50% 20283	1,390	1,367
FirstEnergy Corp. 4.85% 2047	1,085	1,206
Niagara Mohawk Power Corp. 3.508% 20243	2,380	2,424
Pacific Gas and Electric Co. 3.85% 2023	1,710	1,757
Pacific Gas and Electric Co. 2.95% 2026	1,035	986
Pacific Gas and Electric Co. 3.30% 2027	7,520	7,257
Pacific Gas and Electric Co. 3.30% 20273	3,250	3,119
Pacific Gas and Electric Co. 4.25% 2046	3,075	3,127
Pacific Gas and Electric Co. 3.95% 20473	2,920	2,820
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,450	2,489
State Grid Overseas Investment Ltd. 3.50% 20273	15,000	14,751
		110,703
Consumer discretionary 0.60%
Amazon.com, Inc. 2.80% 20243	7,345	7,219
Amazon.com, Inc. 3.15% 20273	4,265	4,189
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20263	10,050	10,427
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	1,975	1,938
DaimlerChrysler North America Holding Corp. 2.00% 20213	10,275	9,984
Ford Motor Credit Co. 3.20% 2021	8,400	8,428
Ford Motor Credit Co. 3.339% 2022	1,650	1,646
Hyundai Capital America 2.55% 20203	5,750	5,681
Hyundai Capital America 3.25% 20223	2,732	2,703
Hyundai Capital Services Inc. 2.625% 20203	2,185	2,156
Li & Fung Ltd. 6.00% (undated)	10,000	10,025
McDonald’s Corp. 3.70% 2026	1,355	1,384
McDonald’s Corp. 4.875% 2045	910	1,051
Newell Rubbermaid Inc. 4.20% 2026	6,149	6,278
News America Inc. 3.00% 2022	20,000	20,086
Thomson Reuters Corp. 4.30% 2023	1,950	2,050
Time Warner Inc. 4.75% 2021	1,300	1,372
		96,617
Consumer staples 0.48%
Altria Group, Inc. 2.625% 2020	1,700	1,704
Altria Group, Inc. 4.75% 2021	3,300	3,506
Anheuser-Busch InBev NV 3.30% 2023	1,315	1,326
Anheuser-Busch InBev NV 4.90% 2046	1,375	1,553
British American Tobacco PLC 2.297% 20203	33,000	32,624
British American Tobacco PLC 2.764% 20223	15,270	15,015
British American Tobacco PLC 3.557% 20273	4,460	4,372
British American Tobacco PLC 4.39% 20373	3,440	3,550
Philip Morris International Inc. 2.00% 2020	2,330	2,307
Philip Morris International Inc. 2.625% 2022	2,680	2,652

American Funds Global Balanced Fund — Page 11 of 18

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International Inc. 4.25% 2044	$2,700	$2,796
Reynolds American Inc. 4.00% 2022	670	693
Reynolds American Inc. 4.45% 2025	4,190	4,394
		76,492
Telecommunication services 0.43%
AT&T Inc. 3.90% 2027	4,395	4,402
AT&T Inc. 4.25% 2027	2,130	2,171
AT&T Inc. 4.10% 20283	8,713	8,659
AT&T Inc. 4.90% 2037	4,380	4,453
CenturyLink, Inc. 7.50% 2024	3,685	3,722
CenturyLink, Inc., Series T, 5.80% 2022	4,907	4,803
Deutsche Telekom International Finance BV 1.95% 20213	1,625	1,575
Deutsche Telekom International Finance BV 2.82% 20223	4,625	4,587
Deutsche Telekom International Finance BV 9.25% 2032	1,815	2,830
France Télécom 5.625% 2018	€500	632
France Télécom 9.00% 2031	$3,865	5,795
France Télécom 5.375% 2050	£2,000	4,078
Frontier Communications Corp. 11.00% 2025	$1,885	1,484
Sprint Corp. 11.50% 2021	925	1,124
T-Mobile US, Inc. 6.375% 2025	2,500	2,666
T-Mobile US, Inc. 6.50% 2026	11,275	12,247
Verizon Communications Inc. 4.50% 2033	4,000	4,119
Verizon Communications Inc. 4.272% 2036	241	240
		69,587
Materials 0.31%
Anglo American Capital PLC 4.00% 20273	4,270	4,230
CEMEX SAB de CV 5.70% 2025	9,030	9,535
First Quantum Minerals Ltd. 7.25% 20223	15,550	16,211
Vale SA 6.25% 2026	3,360	3,905
Vale SA 6.875% 2036	2,040	2,575
Vale SA 6.875% 2039	10,075	12,780
Vale SA 5.625% 2042	125	141
		49,377
Real estate 0.29%
American Campus Communities, Inc. 3.35% 2020	145	147
American Campus Communities, Inc. 3.75% 2023	4,920	4,987
American Campus Communities, Inc. 4.125% 2024	18,200	18,712
Corporate Office Properties LP 3.60% 2023	240	237
Essex Portfolio L.P. 3.50% 2025	5,120	5,096
Essex Portfolio L.P. 3.375% 2026	5,075	4,955
Kimco Realty Corp. 3.40% 2022	355	359
Kimco Realty Corp. 2.70% 2024	1,585	1,516
Scentre Group 3.75% 20273	790	787
WEA Finance LLC 2.70% 20193	1,070	1,074
WEA Finance LLC 3.25% 20203	3,405	3,449
WEA Finance LLC 3.75% 20243	3,570	3,634
Westfield Corp. Ltd. 3.15% 20223	1,510	1,508
		46,461

American Funds Global Balanced Fund — Page 12 of 18

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology 0.17%	Principal amount (000)	Value (000)
Apple Inc. 3.35% 2027	$2,650	$2,657
Apple Inc. 2.50% 2022	2,970	2,943
Microsoft Corp. 2.40% 2026	3,800	3,588
Microsoft Corp. 3.30% 2027	8,920	9,009
Oracle Corp. 3.25% 2027	9,320	9,223
		27,420
Industrials 0.07%
Autoridad del Canal de Panama 4.95% 20353,5	1,300	1,451
Autoridad del Canal de Panama 4.95% 20355	1,025	1,144
ENA Norte Trust 4.95% 20283,5	865	905
GE Capital European Funding 5.375% 2020	€1,500	2,060
Lima Metro Line Finance Ltd. 5.875% 20343,5	$2,938	3,193
Lockheed Martin Corp. 3.10% 2023	335	337
Lockheed Martin Corp. 3.55% 2026	555	568
Red de Carreteras de Occidente 9.00% 20285	MXN18,470	956
		10,614
Total corporate bonds & notes		1,098,810
Mortgage-backed obligations 1.06%
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 20343,5	$1,960	1,969
Fannie Mae 6.00% 20375	152	170
Fannie Mae 4.00% 20415	171	177
Fannie Mae 4.00% 20415	133	138
Fannie Mae 4.00% 20415	110	114
Fannie Mae 4.00% 20415	33	35
Fannie Mae 3.50% 20485,7	12,600	12,721
Fannie Mae 4.00% 20485,7	50,000	51,647
Fannie Mae 4.00% 20485,7	7,300	7,516
Fannie Mae 4.50% 20485,7	6,800	7,159
Freddie Mac 3.00% 20335,7	13,150	13,217
Government National Mortgage Assn. 4.00% 20455	3,550	3,697
Korea Housing Finance Corp. 2.50% 20203,5	3,600	3,548
Korea Housing Finance Corp. 2.00% 20213,5	5,900	5,675
Nordea Kredit 2.00% 20375	DKr56,593	9,764
Nykredit Realkredit AS, Series 01E, 2.00% 20375	132,714	22,914
Nykredit Realkredit AS, Series 01E, 2.50% 20475	32,605	5,623
Realkredit Danmark AS, Series 22S, 2.00% 20375	139,040	23,989
		170,073
Asset-backed obligations 0.03%
Discover Card Execution Note Trust, Series 2015-A1, Class A1, (1-month USD-LIBOR + 0.35%) 1.909% 20205,8	$5,020	5,021
Total bonds, notes & other debt instruments (cost: $5,203,601,000)		5,288,176
Short-term securities 6.52%
Apple Inc. 1.58% due 4/3/20183	40,000	39,893
Bank of Nova Scotia 1.75% due 5/9/20183	44,700	44,494
Bank of Thailand 1.30% due 12/6/2018	THB381,000	12,028
CPPIB Capital Inc. 1.56% due 4/13/20183	$50,000	49,838
Export Development Canada 1.48% due 2/22/2018	40,000	39,964
Federal Home Loan Bank 1.32%–1.36% due 3/9/2018–4/3/2018	84,100	83,941

American Funds Global Balanced Fund — Page 13 of 18

unaudited

Short-term securities	Principal amount (000)	Value (000)
General Electric Co. 1.41% due 2/1/2018	$18,400	$18,399
Gotham Funding Corp. 1.54% due 2/12/20183	27,600	27,587
Home Depot Inc. 1.41% due 2/1/20183	16,000	15,999
Mizuho Bank, Ltd. 1.40%–1.43% due 2/1/2018–2/15/20183	110,900	110,875
Nestlé Capital Corp. 1.61% due 4/25/20183	50,000	49,821
Nordea Bank AB 1.37% due 2/14/20183	19,300	19,289
Old Line Funding, LLC 1.42% due 2/12/20183	43,750	43,728
Province of Alberta 1.70% due 5/10/20183	30,000	29,864
Société Générale 1.34% due 2/1/20183	12,200	12,200
Sumitomo Mitsui Banking Corp. 1.62% due 3/23/20183	80,000	79,817
Toronto-Dominion Bank 1.75% due 3/21/20183	50,000	49,892
Total Capital Canada Ltd. 1.57% due 2/20/20183	32,100	32,073
Toyota Motor Credit Corp. 1.67% due 4/16/2018	50,000	49,829
U.S. Treasury Bills 1.41%–1.57% due 5/31/2018–7/12/2018	118,000	117,383
Unilever Capital Corp. 1.43% due 2/26/20183	75,900	75,818
Victory Receivables Corp. 1.67% due 4/2/20183	45,000	44,873
Total short-term securities (cost: $1,047,466,000)		1,047,605
Total investment securities 99.92% (cost: $14,055,511,000)		16,042,875
Other assets less liabilities 0.08%		13,234
Net assets 100.00%		$16,056,109

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 1/31/2018 (000)
Purchases (000)	Sales (000)
USD13,130	ILS45,700	Bank of America, N.A.	2/6/2018	$(238)
USD33,552	GBP24,850	Bank of America, N.A.	2/6/2018	(1,739)
JPY5,050,732	USD44,718	JPMorgan Chase	2/7/2018	1,564
EUR24,358	USD29,215	Bank of America, N.A.	2/7/2018	1,040
USD2,818	CAD3,500	Bank of America, N.A.	2/7/2018	(27)
USD21,175	CAD26,290	Goldman Sachs	2/7/2018	(200)
USD11,286	AUD14,400	JPMorgan Chase	2/7/2018	(317)
JPY4,578,388	USD40,552	Barclays Bank PLC	2/15/2018	1,419
JPY6,887,482	USD62,002	JPMorgan Chase	2/15/2018	1,136
SEK52,507	USD6,253	Bank of America, N.A.	2/15/2018	417
USD17,286	CAD21,625	Bank of America, N.A.	2/15/2018	(298)
USD34,242	AUD43,650	Citibank	2/15/2018	(929)
USD65,621	GBP49,000	JPMorgan Chase	2/15/2018	(3,989)
JPY1,606,510	USD14,295	Bank of America, N.A.	2/16/2018	432
USD8,978	INR574,000	Bank of America, N.A.	2/16/2018	(29)
EUR12,612	PLN52,723	JPMorgan Chase	2/16/2018	(89)
EUR22,273	USD27,291	UBS AG	2/22/2018	399
CHF9,278	USD9,664	Goldman Sachs	2/22/2018	320
JPY935,542	USD8,470	Goldman Sachs	2/22/2018	109
CHF12,310	USD13,200	Bank of America, N.A.	2/22/2018	46
JPY2,955,255	USD27,100	Barclays Bank PLC	2/22/2018	—9
USD12,648	MXN239,600	Bank of America, N.A.	2/22/2018	(182)

American Funds Global Balanced Fund — Page 14 of 18

unaudited

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 1/31/2018 (000)
Purchases (000)	Sales (000)
SEK51,601	USD6,100	UBS AG	2/23/2018	$458
JPY3,140,071	USD28,437	UBS AG	2/23/2018	360
NOK141,700	USD18,104	Bank of America, N.A.	2/23/2018	289
SEK110,984	USD13,839	Citibank	2/23/2018	265
USD15,344	ILS52,300	JPMorgan Chase	2/23/2018	35
GBP47,653	USD68,000	HSBC Bank	2/23/2018	(285)
EUR5,657	GBP5,000	HSBC Bank	2/26/2018	(72)
EUR33,722	USD41,500	Bank of America, N.A.	2/27/2018	434
EUR25,302	USD31,137	JPMorgan Chase	2/27/2018	327
EUR25,313	USD31,762	Bank of America, N.A.	2/27/2018	(284)
JPY10,671,906	USD98,000	Goldman Sachs	2/28/2018	(109)
JPY1,551,847	AUD17,700	UBS AG	3/5/2018	(22)
USD7,951	ZAR99,000	UBS AG	3/5/2018	(367)
SEK51,991	USD6,490	Barclays Bank PLC	3/7/2018	122
EUR14,729	USD17,848	Goldman Sachs	3/8/2018	479
USD12,986	AUD16,525	Bank of America, N.A.	3/8/2018	(328)
USD34,303	INR2,192,700	JPMorgan Chase	3/9/2018	(13)
EUR1,725	USD2,071	UBS AG	3/12/2018	76
USD7,765	MXN145,400	JPMorgan Chase	3/12/2018	2
EUR38,533	USD47,273	Citibank	3/22/2018	725
JPY1,032,361	USD9,322	Citibank	3/22/2018	161
USD16,578	INR1,100,600	Citibank	3/26/2018	(611)
USD16,934	BRL57,000	Citibank	11/29/2018	(365)
				$122

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $187,294,000, which represented 1.17% of the net assets of the fund.
2	Security did not produce income during the last 12 months.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,145,973,000, which represented 7.14% of the net assets of the fund.
4	Index-linked bond whose principal amount moves with a government price index.
5	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6	A portion of this security was pledged as collateral. The total value of pledged collateral was $6,772,000, which represented .04% of the net assets of the fund.
7	Purchased on a TBA basis.
8	Coupon rate may change periodically.
9	Amount less than one thousand.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

American Funds Global Balanced Fund — Page 15 of 18

unaudited

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $864,893,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

American Funds Global Balanced Fund — Page 16 of 18

unaudited

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,409,752	$116,890	$—	$1,526,642
Health care	1,161,847	—	—	1,161,847
Energy	1,108,786	27,207	—	1,135,993
Information technology	1,114,483	—	—	1,114,483
Consumer staples	919,959	—	—	919,959
Consumer discretionary	825,470	—	—	825,470
Industrials	653,219	—	—	653,219
Utilities	604,702	42,323	—	647,025
Telecommunication services	550,616	—	—	550,616
Materials	276,951	—	—	276,951
Real estate	81,861	—	—	81,861
Miscellaneous	781,288	—	—	781,288
Preferred securities	10,777	—	—	10,777
Rights & warrants	—	874	—	874
Convertible stocks	20,089	—	—	20,089
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	2,471,712	—	2,471,712
U.S. Treasury bonds & notes	—	1,542,560	—	1,542,560
Corporate bonds & notes	—	1,098,810	—	1,098,810
Mortgage-backed obligations	—	170,073	—	170,073
Asset-backed obligations	—	5,021	—	5,021
Short-term securities	—	1,047,605	—	1,047,605
Total	$9,519,800	$6,523,075	$—	$16,042,875

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$10,615	$—	$10,615
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(10,493)	—	(10,493)
Total	$—	$122	$—	$122

*	Forward currency contracts are not included in the investment portfolio.

American Funds Global Balanced Fund — Page 17 of 18

unaudited

Key to abbreviations and symbols
ADR = American Depositary Receipts	KRW = South Korean won
AUD/A$ = Australian dollars	LIBOR = London Interbank Offered Rate
BRL = Brazilian reais	MXN = Mexican pesos
CAD/C$ = Canadian dollars	MYR = Malaysian ringgits
CHF = Swiss francs	NOK/NKr = Norwegian kroner
CLP = Chilean pesos	PLN = Polish zloty
CZK = Czech korunas	RON = Romanian leu
DKr = Danish kroner	RUB = Russian rubles
EUR/€ = Euros	SEK = Swedish kronor
GBP/£ = British pounds	TBA = To-be-announced
HKD = Hong Kong dollars	THB = Thai baht
ILS = Israeli shekels	USD/$ = U.S. dollars
INR = Indian rupees	UYU = Uruguayan pesos
JPY/¥ = Japanese yen	ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-037-0318O-S60736	American Funds Global Balanced Fund — Page 18 of 18

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL BALANCED FUND

By /s/ Eric S. Richter
Eric S. Richter, Vice Chairman and Principal Executive Officer

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Eric S. Richter
Eric S. Richter, Vice Chairman and Principal Executive Officer

Date: March 29, 2018

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: March 29, 2018